Supplemental Cash Flow Information - Summary of Common Stock in Connection with Certain Acquisitions (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Common Stock Issued, Value	$ 1,243	$ 16,184	$ 16,276
Arriva Medical LLC [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Date of Acquisition		Nov. 23, 2011
Common Stock Issued, Shares		806,452
Common Stock Issued, Value		15,183
Pregnancy.org, LLC [Member]
Business Acquisition Actual Revenue And Pre Tax Income Loss [Line Items]
Date of Acquisition		Jan. 28, 2011
Common Stock Issued, Shares		25,463
Common Stock Issued, Value		$ 1,000